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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-08448


                          Pioneer Emerging Markets Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30


Date of reporting period:  December 1, 2003 through May 31, 2004


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.



ITEM 1.REPORTS TO SHAREOWNERS.

                                     PIONEER
                            ------------------------
                                    EMERGING
                                     MARKETS
                                      FUND

                                   Semiannual
                                     Report

                                    5/31/04

[LOGO] PIONEER
       Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                                          1
Portfolio Summary                                                              2
Performance Update                                                             3
Portfolio Management Discussion                                                8
Schedule of Investments                                                       11
Financial Statements                                                          26
Notes to Financial Statements                                                 35
Trustees, Officers and Service Providers                                      44
Pioneer Family of Funds                                                       45

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
LETTER TO SHAREOWNERS 5/31/04
--------------------------------------------------------------------------------

Dear Shareowner,
--------------------------------------------------------------------------------

The nation's stock markets looked past the ongoing economic expansion this spring to focus on broader concerns. The result was a period of volatility that wiped out the year's early gains. Markets then recovered, and, at the end of May, most major indices were within a point or two of their year-end levels, with mid-cap stocks modestly outperforming large- and small-cap segments.

A variety of influences combined to stifle enthusiasm: investors began to question the level of stock valuations; unprecedented worldwide demand for energy amid ongoing terror threats and Mideast turmoil drove the price of oil to record highs, with U.S. gasoline prices exceeding $2.00 a gallon; and interest rates began to move higher. Outside the United States, some emerging markets that had been stellar performers pulled back from their highs despite strong fundamentals. Treasury bond yields were higher - and their prices lower
- than at year-end, while corporate and high-yield issues also saw prices fall and yields rise as interest rates edged upward.

The economic recovery can no longer be called jobless; government figures attest to brisk hiring across most sectors in recent months. Increased job creation reflects growing employer confidence that profits will grow further as the expansion moves ahead. Better job prospects also led to a rebound in consumer confidence following a dip in February. But the strength of the recovery made investors cautious, as rising energy and commodity prices kindled inflationary fears and brought clear signals that the Federal Reserve Board will raise short-term interest rates, perhaps moderating consumer and business outlays.

Pioneer's managers believe that any rate increases will be gradual; the Federal Reserve has no desire to cut off the expansion. Furthermore, with short-term rates at the lowest levels in decades, U.S. businesses can adapt comfortably to somewhat higher borrowing costs. In addition, the federal income tax cuts that have helped bolster growth over the past several quarters remain in place.

Higher interest rates and the economy's direction could have important implications for the way your portfolio is balanced, so an appointment with your professional financial advisor may well be in order.

More growth choices from Pioneer

When you talk to your advisor, ask to hear about the Pioneer Oak Ridge and Pioneer Papp Funds. These six additions to our product lineup are designed to broaden your opportunities to pursue growth. Please consider the Funds' investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the Fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your investment advisor, call 1-800-225-6292 or visit our web site www.pioneerfunds.com.

Respectfully,

/s/ Osbert M. Hood

Osbert M. Hood, President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 5/31/04
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[THE FOLLOWING DATA WAS PRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

Financials                                17.7%
Materials                                 15.9%
Energy                                    13.3%
Information Technology                    12.7%
Telecommunication Services                12.1%
Consumer Discretionary                     8.3%
Consumer Staples                           8.2%
Industrials                                6.0%
Utilities                                  3.1%
Health Care                                2.7%

Geographical Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[THE FOLLOWING DATA WAS PRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

South Korea                               21.0%
Brazil                                    13.1%
Taiwan                                     9.9%
South Africa                               6.5%
Russia                                     6.2%
India                                      5.6%
Mexico                                     4.6%
Thailand                                   4.5%
Malaysia                                   3.9%
Turkey                                     3.4%
Chile                                      3.1%
People's Republic of China                 2.4%
Singapore                                  2.3%
Indonesia                                  2.2%
Hong Kong                                  1.7%
Hungary                                    1.4%
Israel                                     1.3%
Peru                                       1.1%
Poland                                     1.1%
Egypt                                      1.1%
Other (Individually less than 1%)          3.6%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

 1.     Samsung Electronics Co.                                            4.55%
 2.     Petroleo Brasileiro SA Petrobras (A.D.R.)                          2.71
 3.     Alumax, Inc.                                                       1.99
 4.     Lukoil Holding (A.D.R.)                                            1.94
 5.     SK Telecom Co., Ltd.                                               1.63
 6.     Companhia Vale do Rio Doce (A.D.R)                                 1.46
 7.     Telefonos de Mexico SA                                             1.45
 8.     Surgutneftegaz (A.D.R.)                                            1.40
 9.     Anglo American Plc                                                 1.37
10.     Pohang Iron & Steel Co., Ltd. (A.D.R.)                             1.34

*This list excludes temporary cash and derivative investments. Fund holdings will vary for other periods.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 5/31/04                                        CLASS A SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share                 5/31/04     12/1/03
                          $14.94      $14.47

Distributions per Share               Short-Term      Long-Term
(12/1/03 - 5/31/04)       Dividends   Capital Gains   Capital Gains
                          $0.0357     $  --           $  --

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Emerging Markets Fund at public offering price, compared to that of the Morgan Stanley Capital International (MSCI) Emerging Markets Free Index.

Average Annual Total Returns
(As of May 31, 2004)
                           Net Asset    Public Offering
Period                       Value          Price*
Life-of-Class
(6/23/94)                  3.79%        3.17%
5 Years                    6.60         5.36
1 Year                    34.09        26.41

  All returns reflect reinvestment of distributions at net asset value.

* Reflects deduction of the maximum 5.75% sales charge at the beginning of the period.

[THE FOLLOWING DATA WAS PRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment+
6/30/1994                  $9,425     $10,000
                           $9,128     $11,242
                           $8,756      $9,385
11/30/1996                $10,558     $10,347
                          $11,653      $8,972
11/30/1998                 $7,902      $6,962
                          $12,405     $10,130
11/30/2000                 $9,726      $7,738
                           $8,908      $7,168
11/30/2002                 $9,088      $7,522
                          $13,008     $10,596
5/31/2004                 $13,488     $11,293

  Performance data shown represents past performance. Past performance does not guarantee future results. Assumes reinvestment of all distributions at net asset value. Investment return and principal value fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance shown. For performance data that is current to the most recent month-end, please call 1-800-225-6292 or visit our web site www.pioneerfunds.com.

+ Index comparison begins June 30, 1994. The MSCI Emerging Markets Free Index is an unmanaged, capitalization-weighted measure of securities trading in 26 emerging markets; it reflects only those securities available to foreign investors. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any sales charges, fees or expenses. You cannot invest directly in the Index.

  The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 5/31/04                                        CLASS B SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share                 5/31/04     12/1/03
                          $13.87      $13.46

Distributions per Share               Short-Term      Long-Term
(12/1/03 - 5/31/04)       Dividends   Capital Gains   Capital Gains
                          $  --       $  --           $  --

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Emerging Markets Fund, compared to that of the Morgan Stanley Capital International (MSCI) Emerging Markets Free Index.

Average Annual Total Returns
(As of May 31, 2004)
                           If            If
Period                    Held        Redeemed*
 Life-of-Class
 (6/23/94)                 3.01%         3.01%
 5 Years                   5.79          5.63
 1 Year                   33.27         29.27

  All returns reflect reinvestment of distributions at net asset value.

* Reflects deduction of the maximum applicable contingent deferred sales charge
  (CDSC) at the end of the period. The maximum CDSC of 4% declines to zero over six years.

[THE FOLLOWING DATA WAS PRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment+
6/30/1994                 $10,000      $10,000
                           $9,644      $11,242
                           $9,199       $9,385
11/30/1996                $11,011      $10,347
                          $12,069       $8,972
11/30/1998                 $8,112       $6,962
                          $12,641      $10,130
11/30/2000                 $9,822       $7,738
                           $8,924       $7,168
11/30/2002                 $9,048       $7,522
                          $12,860      $10,596
5/31/2004                 $13,281      $11,293

  Performance data shown represents past performance. Past performance does not guarantee future results. Assumes reinvestment of all distributions at net asset value. Investment return and principal value fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance shown. For performance data that is current to the most recent month-end, please call 1-800-225-6292 or visit our web site www.pioneerfunds.com.

+ Index comparison begins June 30, 1994. The MSCI Emerging Markets Free Index is an unmanaged, capitalization-weighted measure of securities trading in 26 emerging markets; it reflects only those securities available to foreign investors. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any sales charges, fees or expenses. You cannot invest directly in the Index.

  The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 5/31/04                                        CLASS C SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share                 5/31/04     12/1/03
                          $13.81      $13.39

Distributions per Share               Short-Term      Long-Term
(12/1/03 - 5/31/04)       Dividends   Capital Gains   Capital Gains
                          $  --       $  --           $  --

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Emerging Markets Fund at public offering price, compared to that of the Morgan Stanley Capital International (MSCI) Emerging Markets Free Index.

Average Annual Total Returns
(As of May 31, 2004)
                            If          If
Period                     Held      Redeemed
 Life-of-Class
 (1/31/96)                 2.68%       2.68%
 5 Years                   5.83        5.83
 1 Year                   33.11       33.11

  All returns reflect reinvestment of distributions at net asset value.

* The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. Class C shares held for less than 1 year are subject to a 1% contingent deferred sales charge.

[THE FOLLOWING DATA WAS PRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment+
1/31/1996                 $10,000     $10,000
                          $10,386      $9,855
                          $11,384      $8,546
11/30/1998                 $7,633      $6,631
                          $11,824      $9,649
11/30/2000                 $9,219      $7,370
                           $8,372      $6,827
11/30/2002                 $8,489      $7,165
                          $12,067     $10,093
5/31/2004                 $12,464     $10,758

  Performance data shown represents past performance. Past performance does not guarantee future results. Assumes reinvestment of all distributions at net asset value. Investment return and principal value fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance shown. For performance data that is current to the most recent month-end, please call 1-800-225-6292 or visit our web site www.pioneerfunds.com.

+ The MSCI Emerging Markets Free Index is an unmanaged, capitalization-weighted measure of securities trading in 26 emerging markets; it reflects only those securities available to foreign investors. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any sales charges, fees or expenses. You cannot invest directly in the Index.

  The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 5/31/04                                        CLASS R SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share                 5/31/04     12/1/03
                          $14.87      $14.51

Distributions per Share               Short-Term      Long-Term
(12/1/03 - 5/31/04)       Dividends   Capital Gains   Capital Gains
                          $0.1528     $  --           $  --

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Emerging Markets Fund, compared to that of the Morgan Stanley Capital International (MSCI) Emerging Markets Free Index.

Average Annual Total Returns
(As of May 31, 2004)
                            If          If
Period                     Held      Redeemed*
 Life-of-Class**
      (6/23/94)            3.37%       3.37%
 5 Years                   6.27        6.27
 1 Year                   34.60       34.60

 All returns reflect reinvestment of distributions at net asset value.

* Reflects deduction of a 1% CDSC. Shares sold within 18 months of purchase may be subject to the CDSC.

[THE FOLLOWING DATA WAS PRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment+
6/30/1994                 $10,000     $10,000
                           $9,663     $11,242
                           $9,215      $9,385
11/30/1996                $11,067     $10,347
                          $12,153      $8,972
11/30/1998                 $8,199      $6,962
                          $12,808     $10,130
11/30/2000                 $9,992      $7,738
                           $9,106      $7,168
11/30/2002                 $9,243      $7,522
                          $13,254     $10,596
5/31/2004                 $13,747     $11,293

  Performance data shown represents past performance. Past performance does not guarantee future results. Assumes reinvestment of all distributions at net asset value. Investment return and principal value fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance shown. For performance data that is current to the most recent month-end, please call 1-800-225-6292 or visit our web site www.pioneerfunds.com.

  The performance of Class R shares for the period prior to the commencement of operations of Class R shares on April 1, 2003 is based on the performance of Class A shares, reduced to reflect the higher distribution and service fees of Class R shares. For the period after April 1, 2003, the actual performance of Class R shares is reflected, which performance may be influenced by the smaller asset size of Class R shares compared to Class A shares.

+ Index comparison begins June 30, 1994. The MSCI Emerging Markets Free Index is an unmanaged, capitalization-weighted measure of securities trading in 26 emerging markets; it reflects only those securities available to foreign investors. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any sales charges, fees or expenses. You cannot invest directly in the Index.

  The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 5/31/04                                        CLASS Y SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share                 5/31/04     12/1/03
                          $15.63      $15.19

Distributions per Share               Short-Term      Long-Term
(12/1/03 - 5/31/04)       Dividends   Capital Gains   Capital Gains
                          $0.1567     $  --           $  --

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Emerging Markets Fund, compared to that of the Morgan Stanley Capital International (MSCI) Emerging Markets Free Index.

Average Annual Total Returns
(As of May 31, 2004)
                            If          If
Period                     Held*     Redeemed*
 Life-of-Class
 (4/9/98)                  1.61%       1.61%
 5 Year                    7.53        7.53
 1 Year                   35.38       35.38

* Assumes reinvestment of distributions at net asset value.

[THE FOLLOWING DATA WAS PRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment+
4/30/1998                 $10,000     $10,000
                           $6,155      $7,213
                           $9,730     $10,495
11/30/2000                 $7,672      $8,017
                           $7,094      $7,426
11/30/2002                 $7,310      $7,794
                          $10,572     $10,979
5/31/2004                 $11,007     $11,702

  Performance data shown represents past performance. Past performance does not guarantee future results. Assumes reinvestment of all distributions at net asset value. Investment return and principal value fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance shown. For performance data that is current to the most recent month-end, please call 1-800-225-6292 or visit our web site www.pioneerfunds.com.

+ Index comparison begins April 30, 1998. The MSCI Emerging Markets Free Index is an unmanaged, capitalization-weighted measure of securities trading in 26 emerging markets; it reflects only those securities available to foreign investors. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any sales charges, fees or expenses. You cannot invest directly in the Index.

  The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 5/31/04
--------------------------------------------------------------------------------

For the six months ended May 31, 2004, Pioneer Emerging Markets Fund's Class A, B and C shares delivered total returns at net asset value of 3.7%, 3.3% and 3.3%, respectively. Over the same time period, the MSCI Emerging Markets Free Index had a total return of 6.6%.

In the following discussion, Mark Madden, portfolio manager of the Pioneer Emerging Markets Fund, addresses the factors affecting the Fund's performance and the outlook for the emerging markets.

Q: What factors influenced the performance of emerging markets in the six months ended May 31, 2004?

A: A combination of accelerating economic growth, attractive stock valuations, positive economic reforms, strong commodity prices and low interest rates led to strong returns in emerging markets from March 2003 to early April 2004. However, beginning in mid-April 2004, emerging markets experienced declines due to a number of factors. First, interest rates started to climb higher as investors anticipated that the U.S. Federal Reserve might change monetary policy. Investors sought safe-haven investments, while withdrawing funds from emerging markets and other higher risk asset classes. Second, concerns about potential overheating in China's economy led to declines in Chinese stocks and stocks throughout Asia. Third, rising oil and energy prices were perceived to pose a threat to global growth, while increasing the risk of inflation. Last, concerns relating to political developments in several countries further dampened emerging market returns.

    Over the last six months, the total return for the Pioneer Emerging Markets Fund was below that of the benchmark MSCI Emerging Markets Free Index. One area that contributed to the Fund's underperformance was the weak performance of Brazilian stocks. Higher global interest rates have been particularly damaging to Brazil's stock market due to the country's reliance on external debt. However, we remain positive on Brazil's outlook, and we believe investors are failing adequately to recognize the improvements that have been made in the Brazilian economy in recent years. Brazil now has both a large fiscal surplus and a current account surplus, domestic real interest rates are the lowest in more than a decade, and there is substantial pent-up domestic demand that should help propel the economy.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Q:  What is your investment strategy?

A: Our investment process is driven by rigorous research that focuses on companies with strong long-term growth prospects and proven management ability that sell at a discount to our estimation of fair value. We look for companies that we see as well positioned in countries and industries with favorable long-term trends and growth potential. We manage risk through diversification among various countries, sectors and companies, while emphasizing stocks that are attractively valued.

Q:  Where are you finding attractive opportunities in emerging markets?

A: As for countries, we currently favor Brazil, Thailand and Turkey. In all three markets we see very attractive stock valuations and improved economic prospects. Recent volatility has provided an opportunity, in our opinion, to add to positions at cheap prices. The Fund had long maintained an overweight in India, but we have recently reduced that position to only slightly above the index weight following the recent elections. In a surprising outcome, Sonia Gandhi and the Congress party coalition soundly defeated the incumbent National Democratic Alliance (NDA) party. The NDA party and the former prime minister, A.B. Vajpayee, had been credited with the progress seen in the Indian economy over the last few years. Investors became concerned that the new administration may not have the same emphasis on economic reforms that may be necessary for future growth. We are more cautious on our outlook for India until we see the policies that the new administration plans to implement.

    As for sectors, we like the energy and consumer staples sectors. Energy stocks are enjoying increasing profitability due to tight supply and strong demand, and we expect this to continue in the medium term. Consumer spending is picking up in many countries and we expect the attractively valued stocks in the consumer staples sector to benefit from this trend. We are less optimistic on the technology sector, where we do not believe stronger demand can be sustained. Technology stock valuations are expensive relative to other sectors, profit margins continue to be under pressure, and a weaker dollar may further erode profit margins of emerging

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 5/31/04                            (continued)
--------------------------------------------------------------------------------

    markets firms that export most of their production to the United States.

Q:  What is your outlook?

A: In our last annual report, we wrote that we were optimistic on the prospects for emerging markets over the next several years, although we did expect some correction in the coming year. Emerging markets have been correcting over the last two months, and we expect this volatility may continue in the near term. However, the basis for our longer term optimism remains in place. Stock valuations in emerging markets are less expensive than in developed markets, while economic growth rates of developing countries are higher than those of developed markets. In addition, many companies in emerging markets are gaining global market share by delivering quality products and services at very competitive prices. The main risk to these investments relates to the potential for global growth to falter. On the other hand, if growth is too strong, inflation may accelerate, leading to higher interest rates and lower stock valuations. We believe that the markets are already beginning to price in these risks, and an opportunity is developing to acquire stocks with strong long-term prospects at attractive prices.

    Investing in emerging markets carries its own set of risks, including but not limited to, currency fluctuations, and social and economic instability. However, we feel confident that the long-term prospects invite serious consideration.

    Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/04 (unaudited)
--------------------------------------------------------------------------------

    Shares                                                                  Value
                PREFERRED STOCKS - 3.2%
                Materials - 0.3%
                Diversified Metals & Mining - 0.3%
 2,016,000      Caemi Mineracao e Metalurgia SA*                     $    823,254
                                                                     ------------
                Total Materials                                      $    823,254
                                                                     ------------
                Capital Goods - 0.1%
                Industrial Conglomerates - 0.1%
    43,800      LG Corp.*                                            $    346,037
                                                                     ------------
                Total Capital Goods                                  $    346,037
                                                                     ------------
                Banks - 0.7%
                Diversified Banks - 0.7%
23,373,000      Banco Itau Holding Financeira                        $  1,965,286
                                                                     ------------
                Total Banks                                          $  1,965,286
                                                                     ------------
                Telecommunication Services - 1.6%
                Integrated Telecommunication Services - 0.8%
   179,094      Tele Norte Leste Participacoes (A.D.R.)*             $  2,027,344
                                                                     ------------
                Wireless Telecommunication Services - 0.8%
    52,100      Telemig Celular Participacoes (A.D.R.) (e)*          $  1,498,396
    94,700      Telesp Celular Participacoes (A.D.R.) (e)*                667,635
                                                                     ------------
                                                                     $  2,166,031
                                                                     ------------
                Total Telecommunication Services                     $  4,193,375
                                                                     ------------
                Utilities - 0.5%
                Electric Utilities - 0.5%
   244,400      Centrais Electricas Brasileiras SA (A.D.R.) (e)*     $  1,134,260
                                                                     ------------
                Total Utilities                                      $  1,134,260
                                                                     ------------
                TOTAL PREFERRED STOCKS
                (Cost $7,383,410)                                    $  8,462,212
                                                                     ------------
                COMMON STOCKS - 92.2%
                Energy - 12.6%
                Integrated Oil & Gas - 8.1%
 4,076,000      CNOOC, Ltd.                                          $  1,738,830
    44,300      Lukoil Holding (A.D.R.)*                                4,928,375
   298,800      Petroleo Brasileiro SA Petrobras (A.D.R.)*              6,884,352
    52,100      Sibneft (A.D.R.) (e)*                                   1,351,057

   The accompanying notes are an integral part of these financial statements.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/04 (unaudited)                        (continued)
--------------------------------------------------------------------------------

    Shares                                                                  Value
                 Integrated Oil & Gas - (continued)
    109,700      Surgutneftegaz (A.D.R.) (e)*                        $  3,565,250
127,269,300      Tupras-Turkiye Petrol Rafinerileri AS                    762,853
     77,600      Yukos                                                  2,429,850
                                                                     ------------
                                                                     $ 21,660,567
                                                                     ------------
                 Oil & Gas Equipment & Services - 0.3%
     17,900      Samchully Co., Ltd.*                                $    842,353
                                                                     ------------
                 Oil & Gas Exploration & Production - 2.2%
  3,085,400      China Petroleum & Chemical                          $  1,157,893
     47,500      Mol Magyar Olaj                                        1,824,257
  1,436,000      Panva Gas Holdings, Ltd.*                                626,419
    554,000      PTT Public Co., Ltd.                                   2,103,452
                                                                     ------------
                                                                     $  5,712,021
                                                                     ------------
                 Oil & Gas Refining, Marketing & Transportation - 2.0%
    952,000      China Aviation Oil Singapore                        $    902,503
  7,216,600      Petron Corp.                                             393,680
     64,500      Polski Koncern Nafto (G.D.R.)                            948,150
     66,500      S-Oil Corp.                                            2,618,313
     17,600      TelecomAsia Corp. Public Co., Ltd.                       582,560
                                                                     ------------
                                                                     $  5,445,206
                                                                     ------------
                 Total Energy                                        $ 33,660,147
                                                                     ------------
                 Materials - 14.6%
                 Aluminum - 0.3%
    783,000      Aluminum Corp. of China, Ltd.                       $    444,535
    104,000      Catcher Technology Co., Ltd.*                            402,581
                                                                     ------------
                                                                     $    847,116
                                                                     ------------
                 Commodity Chemicals - 1.2%
     31,789      Daelim Industrial Co.*                              $  1,056,449
     23,300      Micro Inks, Ltd.                                         243,804
     39,200      Reliance Industries, Ltd. (144A)*                        836,920
117,456,000      Ultrapar Participacoes SA                              1,133,016
                                                                     ------------
                                                                     $  3,270,189
                                                                     ------------

   The accompanying notes are an integral part of these financial statements.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    Shares                                                                  Value
                Construction Materials - 1.1%
235,072,250     Akcansa Cimento AS                                   $    497,073
     38,830     Asia Cement Co., Ltd.*                                    856,961
    124,000     Siam Cement Co., Ltd.*                                    703,156
    112,000     Siam City Cement Co., Ltd.                                629,586
     26,970     Suez Cement Co. (G.D.R.)*                                 244,079
                                                                     ------------
                                                                     $  2,930,855
                                                                     ------------
                Diversified Chemical - 0.7%
     3,300      Israel Chemicals, Ltd.                               $      5,689
    20,597      LG Chemicals, Ltd.*                                       725,184
 2,097,274      Sinopac Holdings Co.                                    1,126,518
                                                                     ------------
                                                                     $  1,857,391
                                                                     ------------
                Diversified Metals & Mining - 3.7%
    66,500      Anglo American Plc*                                  $  1,401,820
    37,900      Antofagasta Plc                                           625,220
    85,700      Companhia Vale do Rio Doce (A.D.R.)                     3,719,380
    28,800      Industrias Penoles SA                                     103,506
   135,500      KGHM Polska Miedz SA*                                     957,067
    33,100      Norilsk Nickel*                                         1,828,775
 1,173,200      Yanzhou Coal Mining (Class H)                           1,106,345
                                                                     ------------
                                                                     $  9,742,113
                                                                     ------------
                Gold - 0.4%
   207,700      IAMGOLD Corp. (e)                                    $  1,171,428
                                                                     ------------
                Paper Products - 0.4%
    37,000      Aracruz Cellulose SA (A.D.R.)*                       $  1,202,500
                                                                     ------------
                Precious Metals & Minerals - 3.6%
   166,478      Anglo American Plc                                   $  3,470,264
    24,620      Anglogold Ashanti, Ltd.                                   876,277
    69,000      Anglogold Ashanti, Ltd. (A.D.R.) (e)                    2,416,380
   120,100      Compania de Minas Buenaventura SA                       2,813,943
                                                                     ------------
                                                                     $  9,576,864
                                                                     ------------
                Specialty Chemicals - 1.0%
   760,393      Formosa Plastic Corp.                                $  1,090,676
 1,105,052      Nan Ya Plastics Corp.                                   1,488,877
                                                                     ------------
                                                                     $  2,579,553
                                                                     ------------

   The accompanying notes are an integral part of these financial statements.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/04 (unaudited)                          (continued)
--------------------------------------------------------------------------------

    Shares                                                                  Value
                Steel - 2.2%
   998,069      China Steel Corp., Ltd.*                             $    907,472
   107,400      Pohang Iron & Steel Co., Ltd. (A.D.R.) (e)              3,415,320
   130,100      Remgro, Ltd.                                            1,467,977
                                                                     ------------
                                                                     $  5,790,769
                                                                     ------------
                Total Materials                                      $ 38,968,778
                                                                     ------------
                Capital Goods - 3.9%
                Building Products - 0.7%
    94,800      Daewoo Heavy Industries & Machinery, Ltd.*           $  1,021,675
    20,130      Hanil Cement Co., Ltd.*                                   845,304
                                                                     ------------
                                                                     $  1,866,979
                                                                     ------------
                Construction, Farm Machinery & Heavy Trucks - 0.3%
   144,036      Punjab Tractors, Ltd.*                               $    691,544
                                                                     ------------
                Construction & Engineering - 1.0%
 1,870,000      CTCI, Corp.*                                         $    987,607
18,273,243      Enka Insaat VE Sanayi AS                                  349,887
    54,290      Kyeryong Construction Industrial Co., Ltd.*               550,126
    43,700      LG Construction, Ltd.*                                    682,988
                                                                     ------------
                                                                     $  2,570,608
                                                                     ------------
                Electrical Components & Equipment - 0.6%
   117,000      Bharat Heavy Electricals (Demat Shares)              $  1,192,810
    94,601      Crompton Greaves, Ltd.*                                   307,696
                                                                     ------------
                                                                     $  1,500,506
                                                                     ------------
                Industrial Conglomerates - 0.6%
   432,000      China Resources Enterprise, Ltd.                     $    540,405
    86,000      LG Corp.*                                               1,177,930
                                                                     ------------
                                                                     $  1,718,335
                                                                     ------------
                Industrial Machinery - 0.5%
    93,900      Daewoo Heavy Industries & Machinery, Ltd.*           $    632,182
 1,437,000      Yungtay Engineering Co., Ltd.*                            845,167
                                                                     ------------
                                                                     $  1,477,349
                                                                     ------------
                Metal Fabricators - 0.2%
    36,570      Korea Zinc Co.*                                      $    595,106
                                                                     ------------
                Total Capital Goods                                  $ 10,420,427
                                                                     ------------

   The accompanying notes are an integral part of these financial statements.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    Shares                                                                  Value
                Commercial Services & Supplies - 0.5%
                Diversified Commercial Services - 0.5%
    165,472     Bidvest Group, Ltd.*                                 $  1,325,791
                                                                     ------------
                Total Commercial Services & Supplies                 $  1,325,791
                                                                     ------------
                Transportation - 1.4%
                Air Freight & Couriers - 0.2%
  1,243,800     Singapore Post, Ltd.                                 $    596,889
                                                                     ------------
                Airlines - 0.4%
     73,000     Korean Air*                                          $    924,646
                                                                     ------------
                Marine - 0.5%
    103,250     Hyundai Merchant Marine Co.*                         $    698,678
    150,500     Samsung Heavy Industries Co., Ltd.*                       648,785
                                                                     ------------
                                                                     $  1,347,463
                                                                     ------------
                Railroads - 0.3%
    278,000     Malaysia International Shipping Bhd                  $    870,579
                                                                     ------------
                Total Transportation                                 $  3,739,577
                                                                     ------------
                Automobiles & Components - 3.6%
                Auto Parts & Equipment - 1.0%
    227,000     Dongyang Mechatronics Corp.*                         $    636,458
     26,900     Hyundai Mobis*                                          1,098,407
    246,161     Jardine Cycle & Carriage, Ltd.                            942,146
    200,000     Mirgor Sacifia (A.D.R.) (144A)*                                 -
                                                                     ------------
                                                                     $  2,677,011
                                                                     ------------
                Automobile Manufacturers - 2.6%
    127,000     Edaran Otomobile Nasional Bhd                        $    295,776
     33,400     Hyundai Motor Co., Ltd.*                                1,282,078
     49,070     Hyundai Heavy Industries*                               1,196,726
     54,900     Kia Motors*                                               470,033
348,333,779     Koc Holdings AS                                         1,438,341
  1,130,961     PT Astra International                                    700,984
    508,000     Sime Darby Bhd                                            701,842
    109,740     Tata Motors                                               934,948
                                                                     ------------
                                                                     $  7,020,728
                                                                     ------------
                Total Automobiles & Components                       $  9,697,739
                                                                     ------------

   The accompanying notes are an integral part of these financial statements.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/04 (unaudited)                          (continued)
--------------------------------------------------------------------------------

   Shares                                                                   Value
               Consumer Durables & Apparel - 1.1%
               Footwear - 0.4%
4,956,600      Symphony Holdings, Ltd.                               $    909,392
                                                                     ------------
               Homebuilding - 0.4%
4,076,900      Ayala Land, Inc.                                      $    401,054
  537,500      Corporacion GEO, SA de CV*                                 692,606
                                                                     ------------
                                                                     $  1,093,660
                                                                     ------------
               Leisure Products - 0.3%
  770,500      Berjaya Sports Toto Bhd                               $    835,384
                                                                     ------------
               Total Consumer Durables & Apparel                     $  2,838,436
                                                                     ------------
               Hotels, Restaurants & Leisure - 0.3%
               Hotels, Resorts & Cruise Lines - 0.2%
   72,200      Indian Hotels Co., Ltd.*                              $    549,512
                                                                     ------------
               Restaurants - 0.1%
  455,900      Jollibee Foods Corp.*                                 $    167,161
                                                                     ------------
               Total Hotels, Restaurants & Leisure                   $    716,673
                                                                     ------------
               Media - 2.6%
               Broadcasting & Cable TV - 1.0%
   78,900      ABS-CBN Broadcasting Corp.*                           $     29,635
  834,000      BEC World Public Co., Ltd.                                 339,275
2,508,100      Media Prima, Bhd*                                        1,174,847
2,435,700      United Broadcasting Corp., Plc*                          1,068,922
                                                                     ------------
                                                                     $  2,612,679
                                                                     ------------
               Movies & Entertainment - 0.9%
2,483,200      Grammy Entertainment Plc                              $    967,321
  477,800      Zee Telefilms, Ltd.*                                     1,356,723
                                                                     ------------
                                                                     $  2,324,044
                                                                     ------------
               Publishing - 0.7%
  128,655      Naspers, Ltd.                                         $    899,879
   79,200      Singapore Press Holdings                                   956,015
                                                                     ------------
                                                                     $  1,855,894
                                                                     ------------
               Total Media                                           $  6,792,617
                                                                     ------------

   The accompanying notes are an integral part of these financial statements.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    Shares                                                                  Value
                Retailing - 0.4%
                General Merchandise Stores - 0.4%
 3,189,200      Global Green Technology Group                        $    278,242
   161,100      Jaya Jusco Stores, Bhd*                                   470,582
    10,600      LG Home Shopping*                                         327,694
                                                                     ------------
                                                                     $  1,076,518
                                                                     ------------
                Total Retailing                                      $  1,076,518
                                                                     ------------
                Food & Drug Retailing - 2.7%
                Food Distributors - 0.7%
    85,500      Compania Cervecerias Unidas SA                       $  1,714,275
                                                                     ------------
                Food Retail - 2.0%
    97,300      Brasil Distributor Pao Acu (A.D.R.)*                 $  1,459,500
    25,600      CJ Corp.*                                               1,354,195
    45,500      Distribucion y Servicio D&A SA                            665,210
 1,985,700      Metro Cash and Carry, Ltd.*                               747,869
94,614,750      Migros Turk T.A.S.                                        437,944
 1,627,300      PT Indofood Sukses Makmur Tbk                             122,789
    41,100      Tiger Brands, Ltd.                                        568,694
                                                                     ------------
                                                                     $  5,356,201
                                                                     ------------
                Total Food & Drug Retailing                          $  7,070,476
                                                                     ------------
                Food, Beverage & Tobacco - 4.5%
                Agricultural Products - 0.5%
   294,000      IOI Corp., Bhd                                       $    626,684
   191,000      Makhteshim-Agan Industries, Ltd.                          799,982
                                                                     ------------
                                                                     $  1,426,666
                                                                     ------------
                Distillers & Vintners - 1.2%
28,928,150      Andalou Efes Biracilik VE                            $    358,351
   106,000      Companhia de Bebidas PR (A.D.R.) (e)                    2,008,700
   342,900      Grupo Modelo SA de CV*                                    850,637
                                                                     ------------
                                                                     $  3,217,688
                                                                     ------------
                Packaged Foods & Meats - 0.2%
   504,931      Rainbow Chicken, Ltd.*                               $    399,747
                                                                     ------------

   The accompanying notes are an integral part of these financial statements.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/04 (unaudited)                          (continued)
--------------------------------------------------------------------------------

    Shares                                                                  Value
                 Soft Drinks - 1.2%
    115,200      Embotelladora Andina SA (A.D.R.)                    $  1,296,000
     30,100      Fomento Economico Mexicano, SA de CV                   1,292,494
  1,039,700      Sermsuk Public Co., Ltd.                                 628,024
                                                                     ------------
                                                                     $  3,216,518
                                                                     ------------
                 Tobacco - 1.4%
    114,900      British American Tabacco (Malaysia) Bhd             $  1,451,368
      1,300      Philip Morris CR AS*                                     779,358
    489,000      PT Gudang Garam Public Co., Ltd.                         761,674
  1,472,900      PT Hanjaya Mandala Sampoerna Tbk                         777,968
                                                                     ------------
                                                                     $  3,770,368
                                                                     ------------
                 Total Food, Beverage & Tobacco                      $ 12,030,987
                                                                     ------------
                 Household & Personal Products - 0.9%
                 Household Products - 0.6%
182,498,080      Arcelik AS*                                         $    850,807
     28,800      LG Household & Health Care, Ltd.*                        740,713
                                                                     ------------
                                                                     $  1,591,520
                                                                     ------------
                 Personal Products - 0.3%
     19,190      Natura Cosmeticos SA*                               $    267,179
     17,290      Oriflame Cosmetics SA*                                   544,017
                                                                     ------------
                                                                     $    811,196
                                                                     ------------
                 Total Household & Personal Products                 $  2,402,716
                                                                     ------------
                 Health Care Equipment & Services - 0.9%
                 Health Care Distributors - 0.9%
     36,600      Teva Pharmaceutical Industries, Ltd.                $  2,421,822
                                                                     ------------
                 Total Health Care Equipment & Services              $  2,421,822
                                                                     ------------
                 Pharmaceuticals & Biotechnology - 1.7%
                 Biotechnology - 0.2%
    852,000      Global Bio-chem Technology Group Co., Ltd.          $    628,548
                                                                     ------------
                 Pharmaceuticals - 1.5%
    149,600      Aurobindo Pharma, Ltd.                              $  1,267,456
     26,700      Biocon, Ltd.*                                            300,085
     10,900      Gideon Richter Sons (G.D.R.)                           1,057,300
    889,400      PT Tempo Scan Pacific                                    666,307
     24,040      Ranbaxy Laboratories, Ltd.                               524,172

   The accompanying notes are an integral part of these financial statements.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    Shares                                                                  Value
                 Pharmaceuticals - (continued)
          2      Sun Pharmaceutical Industries, Ltd.*                 $        17
          2      Sun Pharmaceutical Industries, Ltd.
                 (Demat Shares)                                                17
                                                                      -----------
                                                                      $ 3,815,354
                                                                      -----------
                 Total Pharmaceuticals & Biotechnology                $ 4,443,902
                                                                      -----------
                 Banks - 9.8%
                 Diversified Banks - 9.8%
154,086,800      Akbank TAS                                           $   646,518
     49,734      Banco Bradesco SA (e)*                                 2,136,075
    195,900      Banco do Brasil SA*                                    1,313,349
     26,952      Banco Santiago                                           714,767
     99,120      Bangkok Bank, Ltd. (Foreign Shares)*                     234,604
    409,996      Canara Bank, Ltd.                                      1,104,131
  1,765,882      Chinatrust Financial Holding Co., Ltd.                 1,965,918
    866,300      Commerce Asset Holdings Bhd                            1,112,512
    204,900      Commercial International Bank                            765,375
     57,000      Hana Bank*                                             1,267,754
    995,900      Kasikornbank*                                          1,209,272
     14,131      Kookmin Bank*                                            491,460
     14,100      Kookmin Bank (A.D.R.) (e)*                               485,886
    458,100      Malayan Banking Bhd                                    1,241,692
    128,800      MISR International                                       428,260
  2,649,200      National Finance Public Co., Ltd.                        966,671
     37,600      OTP Bank Rt*                                             786,496
  1,580,800      PT Bank Central Asia Tbk                                 630,480
 16,852,085      PT Lippo Bank*                                           999,100
    306,171      Public Bank Bhd (Foreign Shares)                         496,320
    701,800      Siam Commercial Bank Plc (Foreign Shares)                791,601
    191,600      Standard Bank Group, Ltd.                              1,237,060
    129,300      State Bank of India                                    1,381,013
304,424,500      Turkiye Garanti Bankasi AS*                              846,468
314,082,023      Turkiye Is Bankasi (Isbank)                            1,056,353
     91,500      Uniao de Bancos Brasileiros SA (G.D.R.) (144A)         1,765,950
                                                                      -----------
                                                                      $26,075,085
                                                                      -----------
                 Total Banks                                          $26,075,085
                                                                      -----------

   The accompanying notes are an integral part of these financial statements.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/04 (unaudited)                          (continued)
--------------------------------------------------------------------------------

    Shares                                                                      Value
                 Diversified Financials - 4.4%
                 Investment Banking & Brokerage - 0.3%
  1,644,300      O.S.K. Holdings Bhd                                     $    713,972
                                                                         ------------
                 Diversified Financial Services - 4.1%
 31,374,000      Alarko Holding AS                                       $    621,629
  3,712,300      Bank Mandiri                                                 510,206
  3,816,913      China Development Financial                                2,050,195
    330,000      Citic Pacific, Ltd.                                          804,449
    640,000      FirstRand, Ltd.                                              975,973
  1,037,000      Fubon Group                                                1,033,110
302,767,095      Haci Omer Sabanci Holding AS*                                862,024
    889,100      Kiatnakin Finance Plc                                        811,063
    889,700      MCL Land, Ltd.                                               717,711
    268,039      RMB Holdings, Ltd.                                           643,613
    625,600      Sanlam, Ltd.                                                 851,111
  4,863,800      SM Prime Holdings                                            513,261
    731,300      TISCO Finance Public Co., Ltd. (Foreign Shares)              500,335
                                                                         ------------
                                                                         $ 10,894,680
                                                                         ------------
                 Total Diversified Financials                            $ 11,608,652
                                                                         ------------
                 Insurance - 1.3%
                 Life & Health Insurance - 0.3%
     31,700      China Life Insurance Co. (A.D.R.) (e)*                  $    753,509
                                                                         ------------
                 Multi-Line Insurance - 0.6%
     25,700      Samsung Fire & Marine Insurance*                        $  1,648,596
                                                                         ------------
                 Property & Casualty Insurance - 0.4%
     62,800      Cathay Financial Holding Co., Ltd. (G.D.R.) (144A)*     $  1,115,328
                                                                         ------------
                 Total Insurance                                         $  3,517,433
                                                                         ------------
                 Real Estate - 0.4%
                 Real Estate Management & Development - 0.4%
    831,000      Marco Polo Developments, Ltd.                           $  1,022,664
    232,000      Shanghai Forte Land Co.*                                      51,495
                                                                         ------------
                                                                         $  1,074,159
                                                                         ------------
                 Total Real Estate                                       $  1,074,159
                                                                         ------------

   The accompanying notes are an integral part of these financial statements.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Shares                                                                   Value
               Software & Services - 0.4%
               Application Software - 0.4%
   10,267      Infosys Technologies, Ltd.                            $  1,143,709
                                                                     ------------
               Total Software & Services                             $  1,143,709
                                                                     ------------
               Technology Hardware & Equipment - 6.7%
               Semiconductors - 1.8%
  348,980      Hon Hai Precision Industry                            $  1,429,430
1,914,360      Taiwan Semiconductor Manufacturing Co.*                  3,331,819
                                                                     ------------
                                                                     $  4,761,249
                                                                     ------------
               Communications Equipment - 0.5%
   97,100      Empresa Nacional De Telecom                           $    554,024
   25,400      Samsung Electro Mechanics Co., Ltd.*                       796,136
                                                                     ------------
                                                                     $  1,350,160
                                                                     ------------
               Computer Hardware - 0.4%
  844,140      Compal Electronics                                    $  1,038,552
                                                                     ------------
               Computer Storage & Peripherals - 0.6%
  872,000      Asia Vital Components*                                $  1,245,527
  128,000      Quanta Computer, Inc.                                      291,913
                                                                     ------------
                                                                     $  1,537,440
                                                                     ------------
               Electronic Equipment & Instruments - 3.2%
  234,000      Anpec Electronics Corp.*                              $    347,577
  398,250      Asustek Computer, Inc.*                                    973,965
  262,850      Elec & Eltek International Co., Ltd.                       728,095
   32,610      LG Electronics, Inc.*                                    1,893,032
   52,300      Mtekvision Co., Ltd.*                                    1,702,164
  107,000      Novatek Microelectronics, Ltd.*                            430,248
   84,000      Richtek Technology Corp.*                                  357,929
    6,250      Samsung Display Devices                                    689,674
1,531,200      Varitronix International, Ltd.                           1,512,704
                                                                     ------------
                                                                     $  8,635,388
                                                                     ------------
               Office Electronics - 0.2%
   45,600      Baiksan OPC Co.*                                      $    460,112
                                                                     ------------
               Total Technology Hardware & Equipment                 $ 17,782,901
                                                                     ------------

   The accompanying notes are an integral part of these financial statements.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/04 (unaudited)                          (continued)
--------------------------------------------------------------------------------

   Shares                                                                   Value
               Semiconductors - 5.0%
    25,870     Samsung Electronics Co.                               $ 11,552,082
 1,952,658     United Microelectronics Corp., Ltd.*                     1,699,237
                                                                     ------------
                                                                     $ 13,251,319
                                                                     ------------
               Total Semiconductors                                  $ 13,251,319
                                                                     ------------
               Telecommunication Services - 10.0%
               Integrated Telecommunication Services - 4.8%
    52,100     Brasil Telecom Participacoes SA                       $  1,501,001
    38,100     Compania de Telephonos de Chile SA (A.D.R.)                453,771
   148,100     KT Corp. (e)*                                            2,584,345
   243,600     Mahanagar Telephone (Demat Shares)                         599,408
   240,260     Mahanagar Telephone Nigam, Ltd.*                         1,400,716
    94,000     SPT Telecom AS                                           1,181,070
   109,700     Telefonos de Mexico SA                                   3,690,308
    27,976     Telekomunik Indonesia SP (A.D.R.)                          451,812
   233,700     Telekomunikacja Polska SA                                  905,408
                                                                     ------------
                                                                     $ 12,767,839
                                                                     ------------
               Wireless Telecommunication Services - 5.2%
   218,600     Advanced Service Co., Ltd. (Foreign Shares)           $    474,280
   144,000     Alumax, Inc.                                             5,047,200
   155,400     Bharti Televentures*                                       504,934
    51,800     Korea Telecom Freetel Co.*                                 854,066
   107,600     Mobinil-Egyptian Mobile Services                         1,292,695
   198,200     SK Telecom Co., Ltd. (e)*                                4,136,434
 1,125,000     Taiwan Cellular Corp.*                                   1,066,767
   176,200     Venfin, Ltd.                                               555,272
                                                                     ------------
                                                                     $ 13,931,648
                                                                     ------------
               Total Telecommunication Services                      $ 26,699,487
                                                                     ------------
               Utilities - 2.5%
               Electric Utilities - 2.1%
    37,200     Cemig SA (A.D.R.)                                     $    523,032
   152,200     Companhia Paranaense de Energia (A.D.R.)*                  468,776
 1,201,300     Empresa Nacional de Electricid SA                          501,254
16,613,423     Enersis SA*                                              2,042,871

   The accompanying notes are an integral part of these financial statements.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Shares                                                                    Value
                 Electric Utilities - (continued)
  1,707,600      Manila Electric Co.*                                 $    977,342
     35,240      Unified Energy System (G.D.R.)*                           981,442
                                                                      ------------
                                                                      $  5,494,717
                                                                      ------------
                 Gas Utilities - 0.2%
     21,400      Gazprom (A.D.R.) (e)*                                $    638,790
                                                                      ------------
                 Water Utilities - 0.2%
     67,200      Cia Saneamento Basic de Estado
                 de Sao Paulo* (e)                                    $    653,856
                                                                      ------------
                 Total Utilities                                      $  6,787,363
                                                                      ------------
                 TOTAL COMMON STOCKS
                 (Cost $195,877,203)                                  $245,546,714
                                                                      ------------
                 RIGHTS/WARRANTS - 0.0%
                 Commercial Services & Supplies - 0.0%
                 Diversified Commercial Services - 0.0%
     11,697      Bidbee Group, Ltd., 12/8/06*                         $     10,789
                                                                      ------------
                 Total Commercial Services & Supplies                 $     10,789
                                                                      ------------
                 Pharmaceuticals & Biotechnology - 0.0%
                 Biotechnology - 0.0%
    106,500      Global Bio-Chem, 5/31/07*                            $     16,739
                                                                      ------------
                 Total Pharmaceuticals & Biotechnology                $     16,739
                                                                      ------------
                 Telecommunication Services - 0.0%
                 Integrated Telecommunication Services - 0.0%
    526,420      True Corp., Plc*                                     $         --
                                                                      ------------
                 Total Telecommunication Services                     $         --
                                                                      ------------
                 TOTAL RIGHTS/WARRANTS
                 (Cost $129,357)                                      $     27,528
                                                                      ------------
 Principal
   Amount                                                                  Value
                 TEMPORARY CASH INVESTMENTS - 9.0%
                 Repurchase Agreement - 1.4%
$ 3,600,000      UBS Warburg, Inc., 0.94%, dated 5/28/04, repur-
                 chase price of $3,600,000 plus accrued interest
                 on 6/1/04 collateralized by $3,891,000 U.S. Trea-
                 sury Bill, 5.875%, 11/15/04                          $  3,600,000
                                                                      ------------

   The accompanying notes are an integral part of these financial statements.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/04 (unaudited)                          (continued)
--------------------------------------------------------------------------------

                                                                            Value
       Security Lending Collateral - 7.6%
       Securities Lending Investment Fund, 1.02%                     $ 20,275,590
                                                                     ------------
       TOTAL TEMPORARY CASH INVESTMENTS
       (Cost $23,875,590)                                            $ 23,875,590
                                                                     ------------
       TOTAL INVESTMENT IN SECURITIES - 104.4%
       (Cost $227,265,560) (a)(b)(c)(d)                              $277,912,044
                                                                     ------------
       OTHER ASSETS AND LIABILITIES - (4.4)%                         $(11,717,636)
                                                                     ------------
       TOTAL NET ASSETS - 100.0%                                     $266,194,408
                                                                     ============

(A.D.R.)  American Depositary Receipt

(G.D.R.)  Global Depositary Receipt

*         Non-income producing security.

144A Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At May 31, 2004, the value of these securities amounted to $3,718,198 or 1.4% of net assets.

(a) Distributions of investments by country of issue (excluding temporary cash investments), as a percentage of total investment in equity securities, is as follows:

          South Korea                               21.0%
          Brazil                                    13.1
          Taiwan                                     9.9
          South Africa                               6.5
          Russia                                     6.2
          India                                      5.6
          Mexico                                     4.6
          Thailand                                   4.5
          Malaysia                                   3.9
          Turkey                                     3.4
          Chile                                      3.1
          People's Republic of China                 2.4
          Singapore                                  2.3
          Indonesia                                  2.2
          Hong Kong                                  1.7
          Hungary                                    1.4
          Israel                                     1.3
          Peru                                       1.1
          Poland                                     1.1
          Egypt                                      1.1
          Other (Individually less than 1%)          3.6
                                                   -----
                                                   100.0%
                                                   =====

   The accompanying notes are an integral part of these financial statements.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

(b) At May 31, 2004, the net unrealized gain on investments based on cost for federal income tax purposes of $232,190,465 was as follows:

          Aggregate gross unrealized gain for all investments in which
          there is an excess of value over tax cost                       $54,844,952
          Aggregate gross unrealized loss for all investments in which
          there is an excess of tax cost over value                        (9,123,373)
                                                                          -----------
          Net unrealized gain                                             $45,721,579
                                                                          ===========

(c) At November 30, 2003, the Fund had a capital loss carryforward of $97,818,312 of which the following amounts will expire between 2006 and 2010 if not utilized. (This amount includes a net capital loss carryforward of $6,469,549, which may be limited from the merger with Pioneer Indo-Asia Fund which occurred in September 2001.)

          $ 9,651,392 in 2006
          $ 6,469,549 in 2008
          $70,500,858 in 2009
          $11,196,513 in 2010

(d) The Fund has elected to defer approximately $9,359 of currency losses recognized between November 1, 2003 and November 30, 2003 to its fiscal year ending November 30, 2004.

(e)       At May 31, 2004, the following securities were out on loan:

                                                                    Market
   Shares                       Description                         Value
-----------   ----------------------------------------------   ---------------
  100,000     Anglogold Ashanti, Ltd. (A.D.R.)                 $  2,387,425
   47,247     Banco Bradesco SA*                                  2,044,850
  232,180     Centrais Electricas Brasileiras SA (A.D.R.)*        1,071,232
   30,115     China Life Insurance Co. (A.D.R.)*                    708,305
   63,840     Cia Saneamento Basic de Estado de Sao Paulo*          633,293
    4,200     Companhia de Bebidas PR (A.D.R.)                       77,406
    1,995     Gazprom (A.D.R.)*                                      63,142
  197,315     IAMGOLD Corp.                                       1,071,420
   13,395     Kookmin Bank (A.D.R.)*                                471,504
   48,500     KT Corp.*                                             849,720
   21,100     Pohang Iron & Steel Co., Ltd. (A.D.R.)                686,172
   14,500     Sibneft (A.D.R.)*                                     394,400
  188,290     SK Telecom Co., Ltd.*                               4,010,577
  104,215     Surgutneftegaz (A.D.R.)*                            3,543,310
   32,400     Telemig Celular Participacoes (A.D.R.)*               937,980
   70,260     Telesp Celular Participacoes (A.D.R.)*                486,902
                                                               ------------
              Total                                            $ 19,437,638
                                                               ============

Purchases and sales of securities (excluding temporary cash investments) for the six months ended May 31, 2004 aggregated $86,367,033 and $65,759,445, respectively.

   The accompanying notes are an integral part of these financial statements.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 5/31/04 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities (including securities loaned of
   $19,437,638) (cost $227,265,560)                                $277,912,044
  Cash                                                                   15,054
  Foreign currencies, at value (cost $10,990,611)                    10,966,784
  Receivables -
   Fund shares sold                                                     429,929
   Dividends, interest and foreign taxes withheld                     1,167,933
  Other                                                                   1,145
                                                                   ------------
     Total assets                                                  $290,492,889
                                                                   ------------
LIABILITIES:
  Payables -
   Investment securities purchased                                 $  2,571,519
   Fund shares repurchased                                              295,272
   Upon return of securities loaned                                  20,275,590
  Due to affiliates                                                     364,518
  Accrued expenses                                                      500,112
  Reserve for repatriation taxes                                        836,755
                                                                   ------------
     Total liabilities                                             $ 24,843,766
                                                                   ------------
NET ASSETS:
  Paid-in capital                                                  $298,210,347
  Accumulated net investment income                                     664,633
  Accumulated net realized loss on investments and foreign
   currency transactions                                            (83,005,257)
  Net unrealized gain on investments                                 49,809,729
  Net unrealized loss on other assets and liabilities
   denominated in foreign currencies                                    (30,329)
                                                                   ------------
     Total net assets                                              $265,649,123
                                                                   ============
NET ASSET VALUE PER SHARE:
(Unlimited number of shares authorized)
  Class A (based on $134,674,774/9,011,829 shares)                 $      14.94
                                                                   ============
  Class B (based on $35,790,683/2,579,725 shares)                  $      13.87
                                                                   ============
  Class C (based on $32,864,384/2,380,342 shares)                  $      13.81
                                                                   ============
  Class R (based on $51,756/3,480 shares)                          $      14.87
                                                                   ============
  Class Y (based on $62,267,526/3,983,118 shares)                  $      15.63
                                                                   ============
MAXIMUM OFFERING PRICE:
  Class A ($14.94 [divided by] 94.25%)                             $      15.85
                                                                   ============
  Class C ($13.81 [divided by] 99.00%)                             $      13.95
                                                                   ============

   The accompanying notes are an integral part of these financial statements.

Pioneer Emerging Markets Fund

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 5/31/04

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $643,465)          $  4,247,491
  Interest                                                             73,153
  Income from securities loaned, net                                   37,141
                                                                 ------------
     Total investment income                                                         $  4,357,785
                                                                                     ------------
EXPENSES:
  Management fees                                                $  1,659,151
  Transfer agent fees
   Class A                                                            415,277
   Class B                                                            109,659
   Class C                                                             76,272
   Class R                                                                 56
   Class Y                                                                469
  Distribution fees
   Class A                                                            180,121
   Class B                                                            211,138
   Class C                                                            164,585
   Class R                                                                 92
  Administrative fees                                                  29,095
  Custodian fees                                                      193,802
  Registration fees                                                    97,014
  Professional fees                                                    24,726
  Printing                                                            (34,717)
  Fees and expenses of nonaffiliated trustees                           3,415
  Miscellaneous                                                         1,743
                                                                 ------------
     Total expenses                                                                  $  3,131,898
     Less management fees waived and expenses
      reimbursed by Pioneer Investment
      Management, Inc.                                                                    (95,318)
     Less fees paid indirectly                                                             (4,311)
                                                                                     ------------
     Net expenses                                                                    $  3,032,269
                                                                                     ------------
      Net investment income                                                          $  1,325,516
                                                                                     ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) on:
   Investments (net of foreign capital gain taxes of
     $2,128,749)                                                 $ 19,383,803
   Forward foreign curriency contracts and other assets
     and liabilites demoniated in foreign currencies                 (291,792)       $ 19,092,011
                                                                 ------------        ------------
  Change in net unrealized loss on:
   Investments (net of reserve for repatriation taxes of
       $836,755)                                                 $(13,908,963)
   Forward foreign currency contracts and other assets
     and liabilites demoniated in foreign currencies                  (29,034)       $(13,937,997)
                                                                 ------------        ------------
  Net gain on investments and foreign currency transactions                          $  5,154,014
                                                                                     ------------
  Net increase in net assets resulting from operations                               $  6,479,530
                                                                                     ============

   The accompanying notes are an integral part of these financial statements.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 5/31/04 and the Year Ended 11/30/03

                                                          Six Months
                                                             Ended
                                                            5/31/04             Year Ended
                                                          (unaudited)            11/30/03
FROM OPERATIONS:
  Net investment income                                  $  1,325,516         $   1,123,476
  Net realized gain on investments and foreign
   currency transactions                                   19,092,011             8,423,702
  Change in net unrealized gain (loss) on investments
   and foreign currency transactions                      (13,937,997)           63,321,681
                                                         ------------         -------------
   Net increase in net assets resulting from
     operations                                          $  6,479,530         $  72,868,859
                                                         ------------         -------------
DISTRIBUTIONS TO SHAREOWNERS:
  Net investment income:
   Class A ($0.04 and $0.00 per share, respectively)     $   (308,722)        $          --
   Class R ($0.15 and $0.01 per share, respectively)             (147)                   (2)
   Class Y ($0.16 and $0.01 per share, respectively)         (613,683)              (41,091)
                                                         ------------         -------------
     Total distributions to shareowners                  $   (922,552)        $     (41,093)
                                                         ------------         -------------
FROM FUND SHARE TRANSACTIONS:
  Net proceeds from sale of shares                       $ 64,232,521         $ 129,981,612
  Reinvestment of distributions                               321,607                 3,540
  Cost of shares repurchased                              (50,129,006)         (152,740,438)
                                                         ------------         -------------
   Net increase (decrease) in net assets resulting
     from Fund share transactions                        $ 14,425,122         $ (22,755,286)
                                                         ------------         -------------
   Net increase in net assets                            $ 19,982,100         $  50,072,480

NET ASSETS:
  Beginning of period                                     245,667,023           195,594,543
                                                         ------------         -------------
  End of period (accumulated net investment income
   of $664,633 and $261,669, respectively)               $265,649,123         $ 245,667,023
                                                         ============         =============



   The accompanying notes are an integral part of these financial statements.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                     '04 Shares     '04 Amount
                                    (unaudited)     (unaudited)      '03 Shares        '03 Amount
CLASS A
Shares sold                           2,519,620     $40,737,625       9,153,142       $ 98,720,590
Reinvestment of distributions            17,598         268,198              --                 --
Less shares repurchased              (1,952,884)    (30,854,424)    (10,122,194)      (108,674,102)
                                     ----------     -----------     -----------       ------------
   Net increase (decrease)              584,334     $10,151,399        (969,052)      $ (9,953,512)
                                     ==========     ===========     ===========       ============
CLASS B
Shares sold                             637,223     $ 9,634,757         740,388       $  8,447,934
Reinvestment of distributions                --              --              --                 --
Less shares repurchased                (927,317)    (13,689,019)     (1,004,628)       (10,603,284)
                                     ----------     -----------     -----------       ------------
   Net decrease                        (290,094)    $(4,054,262)       (264,240)      $ (2,155,350)
                                     ==========     ===========     ===========       ============
CLASS C
Shares sold                             826,030     $12,336,259       1,518,262       $ 16,590,332
Reinvestment of distributions                --              --              --                 --
Less shares repurchased                (360,619)     (5,252,289)     (2,708,284)       (26,566,419)
                                     ----------     -----------     -----------       ------------
   Net increase (decrease)              465,411     $ 7,083,970      (1,190,022)      $ (9,976,087)
                                     ==========     ===========     ===========       ============
CLASS R (a)
Shares sold                               3,345     $    53,453             162       $      1,978
Reinvestment of distributions                 9             139              --                  1
Less shares repurchased                     (35)           (556)             (2)               (21)
                                     ----------     -----------     -----------       ------------
   Net increase                           3,319     $    53,036             160       $      1,958
                                     ==========     ===========     ===========       ============
CLASS Y
Shares sold                              86,412     $ 1,470,427         616,873       $  6,220,753
Reinvestment of distributions             3,355          53,270             240              3,539
Less shares repurchased                 (20,210)       (332,718)       (670,769)        (6,896,612)
                                     ----------     -----------     -----------       ------------
   Net increase (decrease)               69,557     $ 1,190,979         (53,656)      $   (672,320)
                                     ==========     ===========     ===========       ============

(a) Class R shares were first publicly offered April 1, 2003.

   The accompanying notes are an integral part of these financial statements.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                       Six Months
                                                         Ended
                                                        5/31/04        Year Ended   Year Ended   Year Ended   Year Ended  Year Ended
CLASS A                                               (unaudited)       11/30/03     11/30/02     11/30/01     11/30/00    11/30/99
Net asset value, beginning of period                   $  14.47         $  10.11     $  9.91      $ 10.82      $ 13.80     $  8.79
                                                       --------         --------     -------      -------      -------     -------
Increase (decrease) from investment operations:
 Net investment income (loss)                          $   0.07         $   0.07     $ (0.01)     $  0.00(a)   $ (0.17)    $ (0.09)
 Net realized and unrealized gain (loss) on
  investments and foreign currency transactions            0.43             4.29        0.21        (0.91)       (2.81)       5.10
                                                       --------         --------     -------      -------      -------     -------
   Net increase (decrease) from investment operations  $   0.50         $   4.36     $  0.20      $ (0.91)     $ (2.98)    $  5.01
Distributions to shareowners:
 Net investment income                                    (0.03)              --          --           --           --          --
                                                       --------         --------     -------      -------      -------     -------
Net increase (decrease) in net asset value             $   0.47         $   4.36     $  0.20      $ (0.91)     $ (2.98)    $  5.01
                                                       --------         --------     -------      -------      -------     -------
Net asset value, end of period                         $  14.94         $  14.47     $ 10.11      $  9.91      $ 10.82     $ 13.80
                                                       ========         ========     =======      =======      =======     =======
Total return*                                              3.70%           43.13%       2.02%       (8.41)%     (21.59)%     57.00%
Ratio of net expenses to average net assets+               2.14%**(b)       2.65%       2.58%        2.76%        2.19%       2.44%
Ratio of net investment income (loss) to average
   net assets+                                             0.92%**(b)       0.51%      (0.09)%      (0.04)%      (1.13)%     (0.73)%
Portfolio turnover rate                                      49%**            88%        101%         177%         139%        180%
Net assets, end of period (in thousands)               $134,675         $121,974     $94,999      $82,739      $88,175     $91,092
Ratios with no waiver of management fees and
 assumption of expenses by PIM and no reduction
 for fees paid indirectly:
 Net expenses                                              2.21%**(b)       2.65%       2.58%        2.76%        2.19%       2.44%
 Net investment income (loss)                              0.85%**(b)       0.51%      (0.09)%      (0.04)%      (1.13)%     (0.73)%
Ratios with waiver of management fees and assumption
 of expenses by PIM and reduction for fees paid
 indirectly:
 Net expenses                                              2.14%**(b)       2.64%       2.57%        2.74%        2.16%       2.40%
 Net investment income (loss)                              0.92%**(b)       0.52%      (0.08)%      (0.02)%      (1.10)%     (0.69)%


 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
 +  Ratios with no reduction for fees paid indirectly.
(a) Amount rounds to less than one cent per share.
(b) In the absence of the negative printing fees in the statement of operations, which relates to a change in estimate for printing fees in the period ended May 31, 2004 the gross and net expense ratio and net investment income ratio to average net assets would have been 2.15%, 0.91% and 2.22%, 0.84%, respectively.

   The accompanying notes are an integral part of these financial statements.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                       Six Months
                                                         Ended
                                                        5/31/04       Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
CLASS B                                               (unaudited)      11/30/03     11/30/02     11/30/01     11/30/00     11/30/99
Net asset value, beginning of period                    $ 13.46        $  9.47       $  9.34      $ 10.28     $ 13.23     $  8.49
                                                        -------        -------       -------      -------     -------     -------
Increase (decrease) from investment operations:
 Net investment income (loss)                           $  0.02        $ (0.08)      $ (0.58)     $ (0.10)    $ (0.34)    $ (0.17)
 Net realized and unrealized gain (loss) on
  investments and foreign currency transactions            0.39           4.07          0.71        (0.84)      (2.61)       4.91
                                                        -------        -------       -------      -------     -------     -------
   Net increase (decrease) from investment operations   $  0.41        $  3.99       $  0.13      $ (0.94)    $ (2.95)    $  4.74
                                                        -------        -------       -------      -------     -------     -------
Net increase (decrease) in net asset value              $  0.41        $  3.99       $  0.13      $ (0.94)    $ (2.95)    $  4.74
                                                        -------        -------       -------      -------     -------     -------
Net asset value, end of period                          $ 13.87        $ 13.46       $  9.47      $  9.34     $ 10.28     $ 13.23
                                                        =======        =======       =======      =======     =======     =======
Total return*                                              3.27%         42.13%         1.39%       (9.14)%    (22.30)%     55.83%
Ratio of net expenses to average net assets+               2.84%**(a)     3.37%         3.21%        3.59%       3.05%       3.20%
Ratio of net investment income (loss) to average net
  assets+                                                  0.20%**(a)    (0.26)%       (0.66)%      (0.87)%     (1.97)%     (1.53)%
Portfolio turnover rate                                      49%**          88%          101%         177%        139%        180%
Net assets, end of period (in thousands)                $35,791        $38,615       $29,674      $35,651     $40,763     $51,093
Ratios with no waiver of management fees and
 assumption of expenses by PIM and no reduction for
 fees paid indirectly:
 Net expenses                                              2.90%**(a)     3.37%         3.21%        3.59%       3.05%       3.20%
 Net investment income (loss)                              0.14%**(a)    (0.26)%       (0.66)%      (0.87)%     (1.97)%     (1.53)%
Ratios with waiver of management fees and assumption
 of expenses by PIM and reduction for fees paid
 indirectly:
 Net expenses                                              2.83%**(a)     3.37%         3.21%        3.58%       3.03%       3.18%
 Net investment income (loss)                              0.21%**(a)    (0.26)%       (0.66)%      (0.86)%     (1.95)%     (1.51)%


 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges.
    Total return would be reduced if sales charges were taken into account.
**  Annualized.
 +  Ratios with no reduction for fees paid indirectly.
(a) In the absence of the negative printing fees in the statement of operations, which relates to a change in estimate for printing fees in the period ended May 31, 2004 the gross and net expense ratio and net investment income ratio to average net assets would have been 2.85%, 0.19% and 2.91%, 0.13%, respectively.

      The accompanying notes are an integral part of these financial statements.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                       Six Months
                                                         Ended
                                                        5/31/04        Year Ended   Year Ended   Year Ended   Year Ended  Year Ended
CLASS C                                               (unaudited)       11/30/03     11/30/02     11/30/01     11/30/00    11/30/99
Net asset value, beginning of period                    $ 13.39         $  9.42       $  9.29      $ 10.23     $ 13.12     $  8.47
                                                        -------         -------       -------      -------     -------     -------
Increase (decrease) from investment operations:
 Net investment income (loss)                           $  0.02         $ (0.14)      $ (0.18)     $ (0.01)    $ (0.14)    $ (0.29)
 Net realized and unrealized gain (loss) on
  investments and foreign currency transactions            0.40            4.11          0.31        (0.93)      (2.75)       4.94
                                                        -------         -------       -------      -------     -------     -------
   Net increase (decrease) from investment operations   $  0.42         $  3.97       $  0.13      $ (0.94)    $ (2.89)    $  4.65
                                                        -------         -------       -------      -------     -------     -------
Net increase (decrease) in net asset value              $  0.42         $  3.97       $  0.13      $ (0.94)    $ (2.89)    $  4.65
                                                        -------         -------       -------      -------     -------     -------
Net asset value, end of period                          $ 13.81         $ 13.39       $  9.42      $  9.29     $ 10.23     $ 13.12
                                                        =======         =======       =======      =======     =======     =======
Total return*                                              3.29%          42.14%         1.40%       (9.19)%    (22.03)%     54.90%
Ratio of net expenses to average net assets+               2.78%**(a)      3.32%         3.16%        3.57%       2.85%       3.82%
Ratio of net investment income (loss) to average net
  assets+                                                  0.29%**(a)     (0.18)%       (0.63)%      (0.81)%     (1.81)%     (2.09)%
Portfolio turnover rate                                      49%**           88%          101%         177%        139%        180%
Net assets, end of period (in thousands)                $32,864         $25,632       $29,239      $15,864     $12,861     $11,656
Ratios with no waiver of management fees by PIM and
 no reduction for fees paid indirectly:
 Net expenses                                              2.85%**(a)      3.32%         3.16%        3.57%       2.85%       3.82%
 Net investment income (loss)                              0.22%**(a)     (0.18)%       (0.63)%      (0.81)%     (1.81)%     (2.09)%
Ratios with waiver of management fees by PIM and
 reduction for fees paid indirectly:
 Net expenses                                              2.77%**(a)      3.32%         3.15%        3.55%       2.82%       3.80%
 Net investment income (loss)                              0.30%**(a)     (0.18)%       (0.62)%      (0.79)%     (1.78)%     (2.07)%


 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
 +  Ratios with no reduction for fees paid indirectly.
(a) In the absence of the negative printing fees in the statement of operations, which relates to a change in estimate for printing fees in the period ended May 31, 2004 the gross and net expense ratio and net investment income ratio to average net assets would have been 2.79%, 0.28% and 2.86%, 0.21%, respectively.

      The accompanying notes are an integral part of these financial statements.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                     Six Months
                                                                      Ended
                                                                      5/31/04       Year Ended
                                                                    (unaudited)      11/30/03
CLASS R (a)
Net asset value, beginning of period                                  $14.51          $9.57
                                                                      ------          -----
Increase from investment operations:
  Net investment income                                               $ 0.14          $0.02
  Net realized and unrealized gain on investments and foreign
   currency transactions                                                0.37          4.93
                                                                      ------          -----
     Net increase from investment operations                          $ 0.51          $4.95
Distributions to shareowners:
  Net investment income                                                (0.15)         (0.01)
                                                                      ------          -----
Net increase in net asset value                                       $ 0.36          $4.94
                                                                      ------          -----
Net asset value, end of period                                        $14.87          $14.51
                                                                      ======          =====
Total return*                                                           3.70%         51.74%
Ratio of net expenses to average net assets+                            2.10%**(b)    2.13%**
Ratio of net investment income to average net assets+                   0.94%**(b)    0.56%**
Portfolio turnover rate                                                   49%**         88%
Net assets, end of period (in thousands)                              $   52          $   2
Ratios with no waiver of management fees by PIM and no reduction for fees paid indirectly:
  Net expenses                                                          2.20%**(b)    2.13%**
  Net investment income                                                 0.84%**(b)    0.56%**
Ratios with waiver of management fees by PIM and reduction for fees paid indirectly:
  Net expenses                                                          2.10%**(b)    2.13%**
  Net investment income                                                 0.94%**(b)    0.56%**

(a) Class R Shares were first publicly offered on April 1, 2003.
 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
 +  Ratios with no reduction for fees paid indirectly.
(b) In the absence of the negative printing fees in the statement of operations, which relates to a change in estimate for printing fees in the period ended May 31, 2004 the gross and net expense ratio and net investment income ratio to average net assets would have been 2.11%, 0.93% and 2.21%, 0.83%, respectively.

   The accompanying notes are an integral part of these financial statements.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                      Six Months
                                                        Ended
                                                       5/31/04        Year Ended  Year Ended   Year Ended   Year Ended   Year Ended
CLASS Y                                              (unaudited)       11/30/03    11/30/02     11/30/01     11/30/00     11/30/99
Net asset value, beginning of period                   $ 15.19         $ 10.51     $ 10.20      $ 11.03      $ 13.99     $  8.85
                                                       -------         -------     -------      -------      -------     -------
Increase (decrease) from investment operations:
 Net investment income (loss)                          $  0.15         $  0.19     $  0.13      $  0.10      $ (0.10)    $  0.01
 Net realized and unrealized gain (loss) on
  investments and foreign currency transactions           0.45            4.50        0.18        (0.93)       (2.86)       5.13
                                                       -------         -------     -------      -------      -------     -------
   Net increase (decrease) from investment operations  $  0.60         $  4.69     $  0.31      $ (0.83)     $ (2.96)    $  5.14
Distributions to shareowners:
 Net investment income                                   (0.16)          (0.01)          -            -            -           -
                                                       -------         -------     -------      -------      -------     -------
Net increase (decrease) in net asset value             $  0.44         $  4.68     $  0.31      $ (0.83)     $ (2.96)    $  5.14
                                                       -------         -------     -------      -------      -------     -------
Net asset value, end of period                         $ 15.63         $ 15.19     $ 10.51      $ 10.20      $ 11.03     $ 13.99
                                                       =======         =======     =======      =======      =======     =======
Total return*                                             4.11%          44.63%       3.04%       (7.52)%     (21.16)%     58.08%
Ratio of net expenses to average net assets+              1.32%**(a)      1.60%       1.58%        1.80%        1.62%       1.68%
Ratio of net investment income (loss) to average net                                  0.93%        0.96%       (0.62)%     (0.71)%
  assets+                                                 1.73%**(a)      1.52%        101%         177%         139%        180%
Portfolio turnover rate                                     49%**           88%    $41,683      $43,861      $47,378     $27,225
Net assets, end of period (in thousands)               $62,268         $59,444
Ratios with no waiver of management fees by PIM and
 no reduction for fees paid indirectly:                                               1.58%        1.80%        1.62%       1.68%
 Net expenses                                             1.39%**(a)      1.60%       0.93%        0.96%       (0.62)%     (0.64)%
 Net investment income (loss)                             1.66%**(a)      1.52%
Ratios with waiver of management fees by PIM and
 reduction for fees paid indirectly:                                                  1.58%        1.80%        1.60%       1.61%
 Net expenses                                             1.32%**(a)      1.60%       0.93%        0.96%       (0.60)%     (0.64)%
 Net investment income (loss)                             1.73%**(a)      1.52%


 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
**  Annualized.
 +  Ratios with no reduction for fees paid indirectly.
(a) In the absence of the negative printing fees in the statement of operations, which relates to a change in estimate for printing fees in the period ended May 31, 2004 the gross and net expense ratio and net investment income ratio to average net assets would have been 1.33%, 1.72% and 1.40%, 1.65%, respectively.

      The accompanying notes are an integral part of these financial statements.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/04 (unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Emerging Markets Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek long-term growth of capital.

The Fund offers five classes of shares - Class A, Class B, Class C, Class R, and Class Y shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that the level of transfer agent and distribution fees may differ among classes. Class A, Class B, Class C and Class R shareowners have exclusive voting rights with respect to the distribution plan for each class. There is no distribution plan for Class Y shares.

The Fund's financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting year. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund, which are in conformity with those generally accepted in the investment company industry:

A.  Security Valuation

    Security transactions are recorded as of trade date. The net asset value is computed once daily, on each day the New York Stock Exchange is open, as of the close of regular trading on the Exchange. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/04 (unaudited)                    (continued)
--------------------------------------------------------------------------------

    computing the net asset value of the Fund's shares are determined as of such times. The Fund also may use the fair value of a security, including a non-U.S. security, when the closing market price on the primary exchange where the security is traded no long accurately reflects the value of the security. As of May 31, 2004, there were no securities fair valued. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund is informed of the ex-dividend date in exercise of reasonable diligence. Dividend and interest income are recorded on the accrual basis net of unrecoverable foreign taxes withheld at the applicable country rates. Temporary cash investments are valued at amortized cost.

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

    The Fund's investments in emerging markets or countries with limited or developing markets may subject the Fund to a greater degree of risk than in a developed market. Risks associated with these developing markets include political, social or economic factors and may affect the price of the Fund's investments and income generated by these investments, as well as the Fund's ability to repatriate such amounts.

B.  Foreign Currency Translation

    The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

    Net realized gains and losses on foreign currency transactions represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollar actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

C.  Forward Foreign Currency Contracts

    The Fund enters into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar (see Note 6).

D.  Futures Contracts

    The Fund may enter into futures transactions to hedge against changes in interest rates, securities prices, and currency rates or to seek to increase total return. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirements of the associated futures exchange. Subsequent payments for futures contracts ("variation margin") are paid or received by the Fund, depending on the daily fluctuation in the value of the contracts, and are recorded by the Fund are unrealized gains or losses. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the opening and closing values of the contract. The use of futures contracts involves, to varying degrees, elements of market risks which may exceed the amounts recognized by the Fund. Changes in value of the contracts may not directly correlate to the changes in value of the underlying securities. These risks may decrease the effectiveness of the Fund's hedging strategies and potentially result in a loss. At May 31, 2004, the Fund had no open futures contracts.

E.  Federal Income Taxes

    It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/04 (unaudited)                    (continued)
--------------------------------------------------------------------------------

    and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

    In addition to the requirements of the Internal Revenue Code, the Fund may also be required to pay local taxes on the recognition of capital gains and/or the repatriation of foreign currencies in certain countries. During the six months ended May 31, 2004, the Fund paid $2,128,749 in such taxes.


    In determining the daily net asset value, the Fund estimates the reserve for such taxes, if any, associated with investments in certain countries. The estimated reserve for the capital gains is based on the net unrealized appreciation on certain portfolio securities, the holding period of such securities and the related tax rates, tax loss carryforward (if applicable) and other such factors. As of May 31, 2004, the Fund had no reserve related to capital gains. The estimated reserve for the repatriation of foreign currencies is based on principal balances and/or unrealized appreciation of applicable securities, the holding period of such investments and the related tax rates and other such factors. As of May 31, 2004, the reserve related to taxes on the repatriation of foreign currencies was $836,755.

    The tax character of current year distributions will be determined at the end of the fiscal year. The tax character of distributions paid during the year ended November 30, 2003 was as follows.

--------------------------------------------------------------------------------
                                                                           2003
--------------------------------------------------------------------------------
  Distributions paid from:
   Ordinary income                                                       $41,093
   Long-term capital gain                                                     --
                                                                         -------
    Total                                                                $41,093
                                                                         =======
--------------------------------------------------------------------------------

    The following shows components of distributable earnings on a federal income tax basis at November 30, 2003.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                           2003
--------------------------------------------------------------------------------
  Undistributed ordinary income                                    $    916,977
  Capital loss carryforward                                         (97,818,312)
  Unrealized appreciation                                            58,792,492
                                                                   ------------
    Total                                                          $(38,108,843)
                                                                   ============
--------------------------------------------------------------------------------

    The difference between book basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales and the tax basis adjustments on Passive Foreign Investment Company (PFIC) holdings.

    The characterization of distributions to shareowners for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

    At November 30, 2003, the Fund has reclassified $513,702 to decrease undistributed net investment income and $513,702 to decrease accumulated net realized loss on investments and foreign currency transactions, to reflect permanent book/tax differences. The reclassification has no impact on the net assets of the Fund and is designed to present the Fund's capital accounts on a tax basis.

F.  Fund Shares

    The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A.(UniCredito Italiano), earned $31,845 in underwriting commissions on the sale of Fund shares during the six months ended May 31, 2004.

G.  Class Allocations

    Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C and Class R shares of the Fund, respectively. Class Y shares are not subject to a distribution plan. Shareowners of each class share all expenses

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/04 (unaudited)                    (continued)
--------------------------------------------------------------------------------

    and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

    Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, Class C, Class R and Class Y shares can bear different transfer agent and distribution fees.

H.  Securities Lending

    The Fund lends securities in its Portfolio to certain brokers-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral, which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or dividends on the securities loaned. Gain or loss on the value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The amount of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreements to recover the securites on loan from the borrower on demand. The Fund invests cash collateral in the Securities Lending Investment Fund, which is managed by Brown Brothers Harriman & Co., the Fund's custodian.

I.  Repurchase Agreements

    With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreements is held in safekeeping in the customer-only account of the Fund's

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2.  Management Agreement
PIM, the Fund's investment adviser, manages the Fund's portfolio and is a wholly owned indirect subsidiary of UniCredito Italiano. Management fees are calculated daily at the annual rate of 1.25% of the Fund's average daily net assets.

Effective December 31, 2003, PIM reduced its fee for managing the Fund to 1.15% of average daily net assets. Simultaneously PIM has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expense to the extent required to reduce Class A expenses 2.15% of the average daily net assets attributable to Class A shares. The portion of the Fund expenses attributable to classes of shares other than Class A will be reduced only to the extent such expenses are reduced for Class A shares. PIM may subsequently recover reimbursed expenses (within three years of being incurred) from the Fund if its expense ratio of the Class A shares is less than the expense limitation of the Class A shares. Each class will reimburse PIM no more than the amount by which that class' expenses were reduced.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At May 31, 2004, $181,021, was payable to PIM related to management fees, administrative fees and certain other services, and is included in due to affiliates.

3.  Transfer Agent
PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $93,069 in transfer agent fees owed to PIMSS at May 31, 2004.

4.  Distribution and Service Plans
The Fund adopted a Plan of Distribution with respect to Class A, Class B, Class C and Class R shares (Class A Plan, Class B Plan, Class C Plan and Class R
Plan) in accordance with Rule 12b-1 of the

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/04 (unaudited)                    (continued)
--------------------------------------------------------------------------------

Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the Fund's average daily net assets in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Pursuant to the Class R Plan, the Fund pays PFD 0.50% of the average daily net assets attributable to Class R shares for distribution services. Included in due to affiliates is $90,428 in distribution fees payable to PFD at May 31, 2004. The fund also has adopted a separate service plan for Class R shares (Service Plan). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holdings shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares help by such plans.

In addition, redemptions of each class of shares (except Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within one year of purchase. Class B shares that are redeemed within six years of purchase are subject to a CDSC at declining rates beginning at 4.0%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Redemptions of Class R shares within 18 months of purchase may be subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the six months ended May 31, 2004, CDSCs in the amount of $33,961 were paid to PFD.

Effective November 1, 2003, the Fund charges a 2.0% redemption fee on shares (except Class B and Class C shares) sold within 30 days of purchase. The Fund plans to implement this fee for Class B and Class C shares as soon as the Fund can implement certain operational changes. The fee does not apply to certain types of transactions as described in the Fund's prospectus. For the six months

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ended May 31, 2004, the Fund collected $25,964 in redemption fees, which are included in the Fund's capital account.

5.  Expense Offset Arrangements
The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses, due to interest earned on cash held by PIMSS. For the six months ended May 31, 2004, the Fund's expenses were reduced by $4,311 under such arrangements.

6.  Forward Foreign Currency Contracts
At May 31, 2004, the Fund had entered into various contracts that obligate the Fund to deliver currencies at specified future dates. At the maturity of a contract, the Fund must make delivery of the foreign currency. Alternatively, prior to the settlement date of a portfolio hedge, the Fund may close out such contracts by entering into an offsetting hedge contract. As of May 31, 2004, the Fund had no outstanding portfolio or settlement hedges.

7.  Line of Credit Facility
The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), collectively participate in a $50 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $50 million or the limits set by its prospectus for borrowings. Interest on collective borrowings is payable at the Federal Funds Rate plus 1/2% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among such Funds based on their respective borrowing limits. For the six months ended May 31, 2004, there was no borrowings under such agreement.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees                                 Officers
John F. Cogan, Jr., Chairman             John F. Cogan, Jr., President
Mary K. Bush                             Osbert M. Hood, Executive
Richard H. Egdahl, M.D.                   Vice President
Margaret B.W. Graham                     Vincent Nave, Treasurer
Osbert M. Hood                           Dorothy E. Bourassa, Secretary
Marguerite A. Piret
Stephen K. West
John Winthrop

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). This information is available at pioneerfunds.com.

--------------------------------------------------------------------------------
THE PIONEER FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------

Please consider a fund's investment objective, risks, charges and expenses carefully before investing. The prospectus contains this and other information about a fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your advisor, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.

U.S. Equity                             International/Global Equity
Pioneer Fund                            Pioneer Emerging Markets Fund
Pioneer Balanced Fund                   Pioneer Europe Select Fund
Pioneer Equity Income Fund              Pioneer Europe Fund
Pioneer Growth Shares                   Pioneer International Equity Fund
Pioneer Mid Cap Growth Fund             Pioneer International Value Fund
Pioneer Mid Cap Value Fund
Pioneer Oak Ridge Large Cap             Fixed Income
 Growth Fund                            Pioneer America Income Trust
Pioneer Oak Ridge Small Cap             Pioneer Bond Fund
  Growth Fund                           Pioneer Global High Yield Fund
Pioneer Papp America-Pacific            Pioneer High Yield Fund
  Rim Fund                              Pioneer Strategic Income Fund
Pioneer Papp Small and Mid Cap          Pioneer Tax Free Income Fund
  Growth Fund
Pioneer Papp Stock Fund                 Money Market
Pioneer Papp Strategic                  Pioneer Cash Reserves Fund**
  Growth Fund
Pioneer Real Estate Shares
Pioneer Research Fund*
Pioneer Small Cap Value Fund
Pioneer Small Company Fund
Pioneer Value Fund


* Name change effective December 11, 2003. Formerly known as Pioneer Core Equity Fund.

** An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                                 ask.pioneer@piog.com
(for general questions about Pioneer only)

Visit our web site:                                         www.pioneerfunds.com

Please consider the fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, call 1-800-225-6292 or visit our website www.pioneerfunds.com.


[LOGO] PIONEER
       Investments(R)

Pioneer Investment Management, Inc.                                15611-00-0704
60 State Street                  (Copyright)2004 Pioneer Funds Distributor, Inc.
Boston, Massachusetts 02109 Underwriter of Pioneer mutual funds, Member SIPC www.pioneerfunds.com




ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognizes the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognizes that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

N/A

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

N/A


ITEMS 5-6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.


ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded, that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, except as described in (b) below.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses except as follows. Although the registrant experienced no compliance breaches as a result of a weakness detected subsequent to the date of the last evaluation of controls by the registrant's certifying officers, the registrant's investment advisor took corrective action related to a material weakness in the Fund's compliance controls.


ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Emerging Markets Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date  August 4, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date August 4, 2004


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date August 4, 2004

* Print the name and title of each signing officer under his or her signature.